Note 9 - Stock-based Compensation - Summary of Option Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance, shares available for grant (in shares)	11,144,000
Balance, shares underlying options (in shares)	7,019,600	3,463,600	5,487,752
Balance, weighted average exercise price per share (in dollars per share)	$ 0.95	$ 0.27	$ 0.24
Balance, shares underlying options (in shares)	6,839,600	7,019,600	3,463,600
Balance, weighted average exercise price per share (in dollars per share)	$ 0.98	$ 0.95	$ 0.27
Aggregate intrinsic value	$ 4,942,745	$ 3,896,235
Granted, shares available for grant (in shares)	(40,000)
Granted, shares underlying options (in shares)	40,000	3,856,000	5,340,000
Granted, weighted average exercise price per share (in dollars per share)	$ 1.01	$ 1.51	$ 0.32
Exercised, shares underlying options (in shares)	(220,000)		(2,590,536)
Exercised, weighted average exercise price per share (in dollars per share)	$ 0.13		$ 0.20
Cancelled, shares underlying options (in shares)		300,000	4,773,616
Cancelled, weighted average exercise price per share (in dollars per share)		$ 0.32	$ 0.22
Balance, shares available for grant (in shares)	11,104,000	11,144,000